Share-based Payments - Schedule of Assumptions for Option Fair Value (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) yr $ / shares	Dec. 31, 2025 £ / shares	Dec. 31, 2024 USD ($) yr $ / shares	Dec. 31, 2024 £ / shares	Dec. 31, 2023 USD ($) yr $ / shares	Dec. 31, 2023 £ / shares
Share-based Payments Table [Line Items]
Share price at grant date | $ / shares	$ 0.80		$ 1.18		$ 1.37
Stock options
Share-based Payments Table [Line Items]
Expected volatility	45.18%		44.76%		43.69%
Expected term (in years) | yr	6.16		6.16		6.16
Risk-free interest rate	3.81%		4.31%		4.04%
Expected dividend yield | $	$ 0		$ 0		$ 0
Exercise price (GBP) (in GBP per share)		£ 1.24		£ 1.87		£ 2.22
Share price at grant date		£ 1.24		£ 1.87		£ 2.22